Accumulated Other Comprehensive Loss	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Accumulated Other Comprehensive Loss	Stockholders’ Equity
Common Stock
As of June 30, 2020 and December 31, 2019, the Company had 92,398,190 and 92,356,664 shares of common stock outstanding, respectively, including unvested restricted shares and shares issued pursuant to the Company’s distribution reinvestment plan (“DRIP”), net of share repurchases.
On February 20, 2018, the Board authorized a decrease in the rate at which the Company pays monthly distributions to stockholders, effective as of March 1, 2018, to a rate equivalent to $0.85 per annum per share of common stock. Distributions are payable by the 5th day following each month end to stockholders of record at the close of business each day during the prior month. Distribution payments are dependent on the availability of funds. The Board may further reduce the amount of distributions paid or suspend distribution payments at any time and therefore distribution payments are not assured.
On April 3, 2020, the Company published a new estimate of per-share net asset value (“Estimated Per-Share NAV”) as of December 31, 2019, which was approved by the Board on June 30, 2020. The Company intends to publish Estimated Per-Share NAV periodically at the discretion of the Board, provided that such estimates will be made at least once annually.
In August 2020, the Board determined that future distributions to holders of the Company’s common stock will be payable in shares of the Company’s common stock. For additional information on the changes to the Company’s common stock distribution policy, see Note 17 — Subsequent Events.
Preferred Stock
The Company is authorized to issue up to 50,000,000 shares of preferred stock. In connection with an underwritten offering in December 2019 (see details below), the Company classified and designated 1,610,000 shares of its authorized preferred stock as authorized shares of its Series A Preferred Stock as of December 31, 2019. The Company had 1,610,000 shares of Series A Preferred Stock issued and outstanding, as of December 31, 2019 and June 30, 2020.
Dividends on Series A Preferred Stock accrue in an amount equal to $1.84375 per share each year ($0.460938 per share per quarter) to Series A Preferred Stock holders, which is equivalent to 7.375% of the $25.00 liquidation preference per share of Series A Preferred Stock per annum. Dividends on the Series A Preferred Stock are cumulative and payable quarterly in arrears on the
15th day of January, April, July and October of each year or, if not a business day, the next succeeding business day to holders of record on the close of business on the record date set by the Company’s board of directors and declared by us. The first quarterly dividend for the Series A Preferred Stock was paid on January 15, 2020 and represented an accrual for less than a full quarter, covering the period from December 11, 2019 to December 31, 2019. Any accrued and unpaid dividends payable with respect to the Series A Preferred Stock become part of the liquidation preference thereof.
Tender Offer
On January 9, 2020, the Company announced a tender offer (the “2020 Tender Offer”) to purchase up to 200,000 shares of its common stock for cash at a purchase price equal to $8.50 per share with the proration period and withdrawal rights expiring February 7, 2020. The Company made the 2020 Tender Offer in response to an unsolicited offer to stockholders commenced on December 31, 2019. The 2020 Tender Offer expired in accordance with the terms on February 7, 2020. In accordance with the 2020 Tender Offer, the Company accepted for purchase 200,000 shares for a total cost of approximately $1.7 million, which was funded with available cash.
Share Repurchase Program
Under the Company’s share repurchase program (the “SRP”), as amended from time to time, qualifying stockholders are able to sell their shares to the Company in limited circumstances. The SRP permits investors to sell their shares back to the Company after they have held them for at least one year, subject to significant conditions and limitations. Repurchases of shares of the Company’s common stock, when requested, are at the sole discretion of the Board.
Under the SRP, subject to certain conditions, only repurchase requests made following the death or qualifying disability of stockholders that purchased shares of the Company’s common stock or received their shares from the Company (directly or indirectly) through one or more non-cash transactions are considered for repurchase. Additionally, pursuant to the SRP, the repurchase price per share equals 100% of the Estimated Per-Share NAV in effect on the last day of the fiscal semester, or the six-month period ending June 30 or December 31.
The Company suspended the SRP during the pendency of the Tender Offer. On June 29, 2018, the Company announced the Board unanimously determined to reactivate the SRP, effective June 30, 2018. In connection with reactivating the SRP, the Board approved all repurchase requests received during the period from January 1, 2018 through the suspension of the SRP on March 13, 2018 (see table below for additional details).
On January 29, 2019, the Company announced that the Board approved an amendment to the SRP changing the date on which any repurchases are to be made in respect of requests made during the period commencing March 13, 2018 up to and including December 31, 2018 to no later than March 31, 2019, rather than on or before the 31st day following December 31, 2018. This SRP amendment became effective on January 30, 2019. Additionally, on March 27, 2019, the Company announced that the Board approved an amendment to the SRP further extending the date on which any repurchases are to be made in respect of requests made during the period commencing March 13, 2018 up to and including December 31, 2018 to no later than April 30, 2019. This SRP amendment became effective on March 28, 2019 (see table below for details on cumulative shares repurchased pursuant to the SRP, including shares repurchased during 2019).
On July 23, 2019, the Company announced that the Board approved a third amendment to the SRP, effective July 24, 2019, extending the date on which repurchases are able to be made in respect of requests made during the period commencing January 1, 2019 up to and including June 30, 2019 to no later than August 31, 2019, rather than on or before July 31, 2019.
On August 20, 2019, the Company announced that the Board approved a fourth amendment to the SRP, effective August 22, 2019 extending the date on which repurchases are able to be made in respect of requests made during the period commencing January 1, 2019 up to and including June 30, 2019 to no later than October 31, 2019, rather than on or before August 31, 2019. The Company completed the repurchases on October 30, 2019.
On January 9, 2020, the Company announced that the Board approved a fifth amendment to the SRP, effective January 10, 2020 extending the date on which repurchases are able to be made in respect of requests made during the period commencing July 1, 2019 up to and including December 31, 2019 to on or before March 16, 2020, rather than on or before January 31, 2020.
On January 9, 2020, the Company also announced that the Board had suspended the SRP, and that it would not accept any repurchase requests or make any repurchases under the SRP during the pendency of the 2020 Tender Offer or for 10 business days thereafter.
On February 26, 2020, the Company repurchased 505,101 shares of common stock for approximately $8.8 million, at an average price per share of $17.50 pursuant to the SRP. The repurchases reflect all repurchase requests made in good order following the death or qualifying disability of stockholders during the period commencing July 1, 2019 up to and including December 31, 2019.
Pursuant to the SRP, repurchases were to be made in respect of requests made during the periods when the SRP was active during the active periods under the SRP during the six months ending June 30, 2020 - the period from January 1, 2020 to January 8, 2020 and the period from February 26, 2020 up to and including June 30, 2020 - no later than July 31, 2020.
In August 2020, the Board determined to indefinitely suspend share repurchases under the SRP. For additional information on the suspension of share repurchases under the SRP, see Note 17 — Subsequent Events.
When a stockholder requests redemption and redemption is approved by the Board, the Company will reclassify such obligation from equity to a liability based on the settlement value of the obligation. Shares repurchased under the SRP have the status of authorized but unissued shares.
The table below reflects the number of shares repurchased, under the SRP, cumulatively through June 30, 2020.

	Number of Shares Repurchased	Average Price per Share
Cumulative repurchases as of December 31, 2019 (1)	4,391,519	$20.95
Six months ended June 30, 2020 (2)	505,101	17.50
Cumulative repurchases as of June 30, 2020	4,896,620	20.59
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(1) Repurchases made in 2019 include: (i) 656,433 common shares repurchased on April 30, 2019 with respect to 100% of repurchase requests made in good order following the death or qualifying disability of stockholders during the period commencing March 13, 2018 up to and including December 31, 2018 for $13.3 million at an average price per share of $20.25 and (ii) 446,830 shares of common stock repurchased for $7.8 million at an average price per share of $17.50 on October 30, 2019 with respect to 100% of repurchase requests made in good order following the death or qualifying disability of common stockholders during the period commencing January 1, 2019 up to and including June 30, 2019.
(2) Includes 505,101 shares of common stock repurchased on February 26, 2020 with respect to requests received during the period commencing July 1, 2019 up to and including December 31, 2019 for $8.8 million at an average price per share of $17.50.
Distribution Reinvestment Plan
Pursuant to the DRIP, stockholders may elect to reinvest distributions by purchasing shares of common stock in lieu of receiving cash. No dealer manager fees or selling commissions are paid with respect to shares purchased under the DRIP. The shares purchased pursuant to the DRIP have the same rights and are treated in the same manner as all of the other shares of outstanding common stock. The Board may designate that certain cash or other distributions be excluded from reinvestment pursuant to the DRIP. The Company has the right to amend the DRIP or terminate the DRIP with ten days’ notice to participants. Shares issued under the DRIP are recorded as equity in the accompanying consolidated balance sheet in the period distributions are declared. During the six months ended June 30, 2020, the Company issued 0.7 million shares of common stock pursuant to the DRIP, generating aggregate proceeds of $12.6 million.
For additional information on the changes to the Company’s common stock dividend policy and the effect on the DRIP, see Note 17 — Subsequent Events.
Stockholder Rights Plan

In May 2020, the Company announced that the Board had approved a stockholder rights plan. The dividend of one common share purchase right for each share of the Company’s common stock necessary for the rights plan to become effective has not yet been authorized by the Board.
Accumulated Other Comprehensive Loss
The following table illustrates the changes in accumulated other comprehensive loss as of and for the period presented:

(In thousands)	Unrealized Gain on Designated Derivative
Balance, December 31, 2019	$(7,043)
Other comprehensive loss, before reclassifications	(42,226)
Amount of gain reclassified from accumulated other comprehensive loss	2,606
Rebalancing of ownership percentage	174
Balance, June 30, 2020	$(46,489)